SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2019
Lease
Operating cash flows from operating leases	$ 500,056	$ 525,979	$ 710,865	$ 473,508
Weighted average operating lease term	1 year 3 months 3 days	1 year 7 months 24 days	1 year 5 months 12 days	2 years 3 months 25 days
Weighted average operating lease discount rate	4.75%	4.75%	4.75%	4.75%	4.75%